CLIMATE CHANGE	12 Months Ended
Dec. 31, 2025
CLIMATE CHANGE
CLIMATE CHANGE

12. CLIMATE CHANGE

During the reporting period, Genoil Inc. had no material operating activities, projects, or commercial operations that would generate significant greenhouse gas emissions or direct climate‑related physical risks. The Company continues to hold its proprietary hydrocarbon‑processing and upgrader‑related technologies, but none were in commercial operation or under active construction or commissioning. As a result, the Company does not report Scope 1, Scope 2, or material Scope 3 emissions, and there are no material climate‑related costs, capital expenditures, or regulatory charges for the period. Management continues to monitor climate‑related regulation and disclosure requirements; however, given the absence of operating activity, the financial and operational impacts of climate change on the Company’’s business affairs for this period are not material. Should the Company re‑commence or expand operations, it will re‑assess climate‑related risks and opportunities and provide appropriate disclosures.